General and Administrative Expenses (Details) - Schedule of general and administrative expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of general and administrative expenses [Abstract]
Salaries and expenses relating to employees and service providers	$ 122	$ 112	$ 109
Expenses relating to options and shares to employees and non-employees	51	5	22
Patents and fees	150	135	121
Directors’ fees	109	132	140
Investor relations and travel	4	27	24
Rent and office maintenance	42	13	18
Insurance	151	106	48
Professional services	266	262	255
Other	15	15	18
General and administrative expenses	$ 910	$ 807	$ 755